Business Combinations (Tables)	12 Months Ended
Mar. 31, 2019
Ibibo Group [Member]
Disclosure Of Business Combinations [Line Items]
Summary of the Acquisition Date Fair Value of Each Class of Consideration Transferred

The following table summarises the acquisition date fair value of each class of consideration transferred:

Equity instruments issued to Parent (38,971,539 Class B shares)	1,178,792
Equity instruments issued to Parent (Option to exercise and acquire 413,035 ordinary shares)	3,741
Working capital infusion by the Parent	(83,260)
Replacement share-based payment awards	15,008
Total Consideration transferred	1,114,281

Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	1,189
Intangible assets	153,860
Other non-current assets	20,499
Current assets and liabilities, net (including cash and cash equivalents of USD 19,988)	(12,309)
Employee benefits	(605)
Equity stake in an associate	2,060
Total identifiable net assets assumed	164,694
Non-controlling interest	(617)
Goodwill	950,204
Total purchase price	1,114,281

Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	49
Intangible assets	6,066
Other non-current assets	22
Current assets and liabilities, net (including cash and cash equivalents of USD 691)	464
Employee benefits	(57)
Deferred tax liabilities	(1,317)
Right to receive equity stake in a travel entity	411
Total identifiable net assets acquired	5,638
Goodwill	6,304
Total purchase price	11,942

Summary of Purchase Consideration Transferred	The purchase consideration comprised of the following :
Cash consideration	11,942
Total consideration transferred	11,942